MARCH 1, 2011

Summary Prospectus Calamos Evolving World Growth Fund NASDAQ Symbol: CNWIX – Class I CNWRX – Class R

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2011 (and as each may be amended or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.43%	1.93%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	146	196

3 Years	453	606

5 Years	782	1,042

10 Years	1,714	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.3% of the average value of its portfolio.

EWGIRPRO 03/11

Calamos Evolving World Growth Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are organized in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are organized, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Evolving World Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.01% (6.30.09)	Worst Quarter:	-4.10% (6.30.10)

Average Annual Total Returns as of 12.31.10

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Evolving World Growth Fund — Class I	8.15.08

Return Before Taxes		20.49%	13.38%

Return After Taxes on Distributions		20.47%	13.20%

Return After Taxes on Distributions and Sale of Fund Shares		13.46%	11.45%

Calamos Evolving World Growth Fund — Class R	8.15.08

Return Before Taxes		19.84%	12.81%

MSCI Emerging Markets Index		19.20%	10.09%

Investment Adviser

Calamos Advisors LLC

Calamos Evolving World Growth Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Buying and Redeeming Fund Shares

Minimum Initial Investment:	Class I: $1,000,000
Class R: None
Minimum Additional Investment: Classes I and R: None

To Place Orders, please contact your intermediary, or place your order directly by mail:	U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201 Phone: 800.582.6959

Transaction Policies
The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any business day by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

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